AUDITORS' REMUNERATION (Tables)	12 Months Ended
Jun. 30, 2022
AUDITORS' REMUNERATION [Abstract]
Auditors' Remuneration
	2022	July 20, 2020 to June 30, 2021
	US$	US$
PwC and related network firms:
Audit or review of financial reports - Group	561,970	103,058
Other services	-	-
BDO and related network firms:
Audit or review of financial reports - Group	-	10,947
Other services – tax compliance and corporate finance	13,645	7,920
	575,615	121,925